Cover	Sep. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2021
Entity File Number	001-32146
Entity Registrant Name	DOCUMENT SECURITY SYSTEMS, INC.
Entity Central Index Key	0000771999
Entity Tax Identification Number	16-1229730
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	6 Framark Drive
Entity Address, City or Town	Victor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14564
City Area Code	(585)
Local Phone Number	325-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.02 Par Value
Trading Symbol	DSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false